INTANGIBLE ASSETS - NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible assets [Line Items]
Acquisition cost	$ 61.0	$ 50.2
Accumulated amortization	(29.0)	(33.6)
Book value	32.0	16.6
Customer relationships [Member]
Intangible assets [Line Items]
Acquisition cost	3.8	3.4
Accumulated amortization	(1.7)	(1.2)
Book value	2.1	2.2
Technologies [Member]
Intangible assets [Line Items]
Acquisition cost	4.6	11.0
Accumulated amortization	(4.6)	(11.0)
Book value	0.0	0.0
Trade marks [Member]
Intangible assets [Line Items]
Acquisition cost	5.9	5.2
Accumulated amortization
Book value	5.9	5.2
Software licenses [Member]
Intangible assets [Line Items]
Acquisition cost	30.0	28.2
Accumulated amortization	(22.2)	(20.9)
Book value	7.8	7.3
Others [Member]
Intangible assets [Line Items]
Acquisition cost	4.8	2.4
Accumulated amortization	(0.5)	(0.5)
Book value	4.3	$ 1.9
Generation Licenses [Member]
Intangible assets [Line Items]
Acquisition cost	11.9
Accumulated amortization	0.0
Book value	$ 11.9